INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Participation percentages, carrying amounts and components of non-consolidated investees
At December 31, 2012, the Company has the following participation in investments that are recorded using the equity method:

	2012	2011
Golar Partners (1) (3)	29.9%	—
Bluewater Gandria NV ("Bluewater Gandria") (2)	—	50%
Egyptian Company for Gas Services S.A.E ("ECGS")	50%	50%
Golar Wilhelmsen Management AS ("Golar Wilhelmsen")	60%	60%

(1) Golar Partners and its subsidiaries were included in the Company's consolidated financial statements for all periods until December 13, 2012, following its first AGM upon which the majority of directors were elected by the common unitholders, Golar Partners was deconsolidated and the Company's interests in the subordinated units were accounted for under the equity method from that date (see note 5 for further details).

(2) In January 2012, Bluewater Gandria became a wholly-owned subsidiary of the Company pursuant to the purchase of the remaining 50% equity interest by the Company (see note 6).

(3) The Company held a 54.1% ownership in Golar Partners as of December 31, 2012. However the 29.9% interest refers to the Company's interests in the subordinated units which are subject to the equity method accounting.

The carrying amounts of the Company's investments in its equity method investments as at December 31, 2012 and 2011 are as follows:

(in thousands of $)	2012	2011

Golar Partners	362,064	—
Bluewater Gandria	—	17,143
ECGS	5,592	5,294
Golar Wilhelmsen	—	92
Equity in net assets of affiliates	367,656	22,529

The components of equity in net assets of non-consolidated affiliates are as follows:

(in thousands of $)	2012	2011
Cost	374,729	28,868
Dividend	(125)	—
Equity in net earnings of other affiliates	(6,948)	(6,339)
Equity in net assets of affiliates	367,656	22,529

Summarized financial information of affiliated undertakings
Summarized financial information of the affiliated undertakings shown on a 100% basis are as follows:

(in thousands of $)	December 31, 2012
	Golar Wilhelmsen	ECGS	Golar Partners
Balance Sheet
Current assets	7,690	31,853	107,370
Non-current assets	—	1,368	1,403,604
Current liabilities	7,667	20,859	169,717
Non-current liabilities	—	1,183	1,099,713
Non-controlling interest	—	—	71,858

Statement of Operations
Revenue	4,245	61,769	286,630
Net (loss) income	(494)	849	127,141